Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 10,565	$ 11,232	$ 11,588
Capital expenditures	564	737	630
Stripping costs	18	22	38
Total capital expenditures	582	759	668
Disposals	(63)	(96)	(49)
Reclassifications	(88)	(402)	6
Business combinations	11		6
Depreciation and depletion for the period	(748)	(633)	(657)
Impairment losses	(306)	(64)	(23)
Foreign currency translation effects	217	(231)	(307)
Net book value at end of period	10,170	10,565	11,232
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	19,708	20,642	20,653
Net book value at end of period	20,296	19,708	20,642
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(9,143)	(9,410)	(9,065)
Net book value at end of period	(10,126)	(9,143)	(9,410)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	3,638	3,831
Capital expenditures	47	46
Stripping costs	18	22
Total capital expenditures	65	68
Disposals	(26)	(38)
Reclassifications	(31)	(163)
Depreciation and depletion for the period	(134)	(121)
Impairment losses	(87)	(18)
Foreign currency translation effects	139	79
Net book value at end of period	3,564	3,638	3,831
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,606	4,789
Net book value at end of period	4,741	4,606	4,789
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(968)	(958)
Net book value at end of period	(1,177)	(968)	(958)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,048	1,262
Capital expenditures	35	28
Total capital expenditures	35	28
Disposals	(7)	(8)
Reclassifications	(1)	(23)
Depreciation and depletion for the period	(99)	(61)
Impairment losses	(54)	(17)
Foreign currency translation effects	42	(133)
Net book value at end of period	964	1,048	1,262
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	2,374	2,633
Net book value at end of period	2,438	2,374	2,633
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,326)	(1,371)
Net book value at end of period	(1,474)	(1,326)	(1,371)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,670	5,104
Capital expenditures	482	663
Total capital expenditures	482	663
Disposals	(30)	(50)
Reclassifications	(56)	(203)
Business combinations	11
Depreciation and depletion for the period	(515)	(451)
Impairment losses	(165)	(29)
Foreign currency translation effects	57	(364)
Net book value at end of period	4,454	4,670	5,104
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	11,519	12,185
Net book value at end of period	11,929	11,519	12,185
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(6,849)	(7,081)
Net book value at end of period	(7,475)	(6,849)	(7,081)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,209	1,035
Reclassifications		(13)
Foreign currency translation effects	(21)	187
Net book value at end of period	1,188	1,209	1,035
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,209	1,035
Net book value at end of period	$ 1,188	$ 1,209	$ 1,035